Fees Summary	Apr. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,944,000.00
Previously Paid Amount	0.00
Total Fee Amount	406.57
Total Offset Amount	0.00
Net Fee	$ 406.57
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A